UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:

  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Equity Management, Inc.
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                 New York, NY                 12/24/08
-----------------                 --------------              --------------
  [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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


                             TITLE OF        CUSIP        VALUE     SHARES     SH/ PUT/  INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER               CLASS                      (x$1000)    PRN  AMT   PRN CALL  DSCRETN  MANAGERS  SOLE     SHARED   NONE
------------------------------------------------------------------- ----------------------------------------------------------------
ALPHATEC HOLDINGS INC        COM             02081G102       2,480     539,143     SH       SOLE      N/A    539,143
ALTUS PHARMACEUTICALS INC    COM             02216N105         397     360,474     SH       SOLE      N/A    360,474
AVIGEN INC                   COM             053690103         912     228,039     SH       SOLE      N/A    228,039
BIOMARIN PHARMACEUTICAL INC  COM             09061G101         253       9,561     SH       SOLE      N/A      9,561
CADENCE PHARMACEUTICALS INC  COM             12738T100         245      27,553     SH       SOLE      N/A     27,553
CYPRESS BIOSCIENCES INC      COM PAR $.02    232674507       4,915     668,660     SH       SOLE      N/A    668,660
DECODE GENETICS INC          COM             243586104         103     263,438     SH       SOLE      N/A    263,438
DENDREON CORP                COM             24823Q107       1,055     184,724     SH       SOLE      N/A    184,724
DENDREON CORP                COM             24823Q107       2,678     469,000    PUT       SOLE      N/A    469,000
EMISPHERE TECHNOLOGIES INC   COM             291345106       1,011     505,743     SH       SOLE      N/A    505,743
INCYTE CORP                  COM             45337C102       3,141     410,594     SH       SOLE      N/A    410,594
INTROGEN THERAPEUTICS INC    COM             46119F107          35      56,241     SH       SOLE      N/A     56,241
JAZZ PHARMACEUTICALS INC     COM             472147107         363      73,456     SH       SOLE      N/A     73,456
MEDIVATION INC               COM             58501N101       2,600      98,270     SH       SOLE      N/A     98,270
OREXIGEN THERAPEUTICS INC    COM             686164104         587      54,425     SH       SOLE      N/A     54,425
PROSHARES TR                 ULTRA XIN CH25  74347R321         647       6,888     SH       SOLE      N/A      6,888
SANGAMO BIOSCIENCES INC      COM             800677106         723      93,910     SH       SOLE      N/A     93,910

                                           17               22,145


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         17

Form 13F Information Table Value Total:         22,145
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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